Bank credit lines, loan facilities and notes - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended							9 Months Ended		12 Months Ended
	May 08, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities									$ 2,242,480	$ 305,000
Repayments of senior debt									298,000
Line of credit facility, remaining borrowing capacity		$ 0			$ 55,000				0		$ 55,000
Long-term debt at fair value		$ 3,538,900			$ 3,793,500				$ 3,538,900		$ 3,793,500
Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 2,000,000
Debt discount paid	6,800
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									0.50%
Senior Secured Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									2.00%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount													$ 5,515,000
Debt instrument, interest rate (in percent)		6.604%			7.86%				6.604%		7.86%		1.00%
Accelerated charge on repayments		$ 16,900				$ 5,900			$ 16,900	$ 5,900
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									1.45%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									1.10%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									0.85%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									0.65%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									0.50%
Senior Secured Revolving Loan | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									0.10%
Senior Secured Revolving Loan | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									0.45%
Senior Secured Revolving Loan | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									0.00%
Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)		0.00%			6.72%				0.00%		6.72%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity												$ 500,000	$ 300,000
Drawdown of credit lines and loan facilities		$ 50,000	$ 143,000	$ 50,000	$ 65,000	$ 75,000	$ 50,000	$ 180,000	$ 243,000		$ 370,000
Senior Secured Notes (the "2026 Notes") | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount													$ 500,000
Debt instrument, interest rate (in percent)		2.875%			2.875%				2.875%		2.875%		2.875%
Senior Secured Notes (the "2027 Notes")* | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.809%	5.809%			0.00%				5.809%		0.00%
Debt instrument, discount rate on underwriting (in percent)	0.00250
Senior Secured Notes (the "2029 Notes")* | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.849%	5.849%			0.00%				5.849%		0.00%
Debt instrument, discount rate on underwriting (in percent)	0.00350
Senior Secured Notes (the "2034 Notes")* | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 500,000
Debt instrument, interest rate (in percent)	6.00%	6.00%			0.00%				6.00%		0.00%
Debt discount paid	$ 500
Debt instrument, discount rate on underwriting (in percent)	0.00450
Debt instrument, redemption price, percentage of principal amount redeemed	99.896%